Condensed Consolidated Balance Sheets (Q2) (Parenthetical) $ in Thousands	Jun. 30, 2023 USD ($) shares
Assets
Operating right of use assets, net	$ 43,439	[1]
Liabilities
Accounts payable	122,168	[2]
Current portion operating lease liability	7,113	[3]
long-term operating lease liabilities	$ 39,527	[4]
Mezzanine equity
Redeemable Convertible preferred shares outstanding (in shares) | shares	2,459
Class A Units [Member]
Members' equity
Units outstanding (in units) | shares	7,725
Class A-1 Units [Member]
Members' equity
Units outstanding (in units) | shares	904
Class B Units [Member]
Members' equity
Units outstanding (in units) | shares	0
Redeemable Convertible Preferred Class C Units [Member]
Mezzanine equity
Redeemable Convertible preferred shares outstanding (in shares) | shares	2,459
Liquidation preference	$ 65,327
Related Party [Member]
Assets
Operating right of use assets, net	12,015
Liabilities
Accounts payable	117,831
Current portion operating lease liability	1,923
long-term operating lease liabilities	$ 10,514

[1]	Includes related party operating right-of-use assets, net of $12,015 and $13,077 at June 30, 2023 and December 31, 2022, respectively
[2]	Includes amounts due to related party of $117,831 and $102,113 at June 30, 2023 and December 31, 2022, respectively
[3]	Includes related party current portion of operating lease liabilities of $1,923 and $1,836 at June 30, 2023 and December 31, 2022, respectively
[4]	Includes related party long-term operating lease liabilities of $10,514 and $11,631 at June 30, 2023 and December 31, 2022, respectively